                                                   Filed Pursuant to Rule 485(b)
                                                   Registration No.      2-71299
                                                                        811-3153


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A
                                   ---------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X
                                                                        -----
      Pre-Effective Amendment No. _____                                 _____
      Post-Effective Amendment No.  50                                    X
                                   ----                                 -----
                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                         ---
      Amendment No.   50                                                  X
                    ------                                               ---

                       FRANK RUSSELL INVESTMENT COMPANY
--------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

          909 A Street, Tacoma, Washington                    98402
        -----------------------------------                   -----
      (Address of Principal Executive Office)              (ZIP Code)

       Registrant's Telephone Number, including area code: 253/627-7001



Gregory J. Lyons, Associate General Counsel         Deborah R. Gatzek, Esq.
     Frank Russell Investment Company           Stradley, Ronon, Stevens & Young
               909 A Street                      1840 Gateway Drive, 2nd Floor
         Tacoma, Washington 98402                     San Mateo, CA 94404
               253-596-2406                               650-377-1601

________________________________________________________________________________
                    (Name and Address of Agent for Service)


Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

         It is proposed that this filing will become effective (check appropriate box)

         (   )  immediately upon filing pursuant to paragraph (b)
         ( X )  on January 31, 2001 pursuant to paragraph (b)
         (   )  60 days after filing pursuant to paragraph (a)(1)
         (   )  on (date) pursuant to paragraph (a)(1)
         (   )  75 days after filing pursuant to paragraph (a)(2)
         (   )  on (date) pursuant to paragraph (a)(2) of rule 485.
         If appropriate, check the following box:
         ( X )  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            PART A, PART B AND PART C

Except for the exhibits listed below, which are filed herewith, registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 49 to Registration No. 2-71299 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 50 to Registration No. 2-71299.

                                    PART C
                               OTHER INFORMATION
                               -----------------

Item 23.       Exhibits
               --------

(a)      1.1   Master Trust Agreement (incorporated by reference to Item
               24(b)(1)(a) filed under Post-Effective Amendment No. 32 dated May
               1, 1996)

         1.2 Amendment No. 1 to Master Trust Agreement dated November 29, 1984 (incorporated by reference to Item 24(b)(1)(b) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

         1.3 Amendment No. 2 to Master Trust Agreement dated May 29, 1985 (incorporated by reference to Item 24(b)(1)(c) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

         1.4 Amendment No. 3 to Master Trust Agreement dated January 26, 1987 (incorporated by reference to Item 24(b)(1)(d) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

         1.5 Amendment No. 4 to Master Trust Agreement dated February 23, 1989 (incorporated by reference to Item 24(b)(1)(e) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

         1.6 Amendment No. 5 to Master Trust Agreement dated May 11, 1992 (incorporated by reference to Item 24(b)(1)(f) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

         1.7 Amendment No. 6 to Master Trust Agreement dated March 19, 1996 (incorporated by reference to Item 24(b)(1)(g) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

         1.8 Amendment No. 7 to Master Trust Agreement dated April 22, 1996 (incorporated by reference to Item 24(b)(1)(h) filed under Post-Effective Amendment No. 33 dated May 7, 1996)

         1.9 Amendment No. 8 to Master Trust Agreement dated November 4, 1996 (incorporated by reference to Item 24(b)(1)(i) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

       1.10 Amendment No. 9 to Master Trust Agreement dated April 27, 1998 (incorporated by reference to Item 24(b)(1)(j) filed under Post-Effective Amendment No. 40 dated November 12, 1998)

       1.11 Amendment No. 10 to Master Trust Agreement dated April 27, 1998 (incorporated by reference to Item 24(b)(1)(k) filed under Post-Effective Amendment No. 40 dated November 12, 1998)

       1.12 Amendment No. 11 to Master Trust Agreement dated June 3, 1998 (incorporated by reference to Item 24(b)(1)(l) filed under Post-Effective Amendment No. 40 dated November 12, 1998)

       1.13 Amendment No. 12 to Master Trust Agreement dated October 5, 1998 (incorporated by reference to Item 24(b)(1)(m) filed under Post-Effective Amendment No. 41 dated January 7, 1999)

       1.14 Amendment No. 13 to Master Trust Agreement dated November 9, 1998 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 41 dated January 7, 1999)

       1.15 Amendment No. 14 to Master Trust Agreement dated April 26, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

       1.16 Amendment No. 15 to Master Trust Agreement dated June 28, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

       1.17 Amendment No. 16 to Master Trust Agreement dated August 9, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

       1.18 Amendment No. 17 to Master Trust Agreement dated August 9, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

       1.19 Amendment No. 18 to Master Trust Agreement dated August 9, 1999 (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

       1.20 Amendment No. 19 to Master Trust Agreement dated August 9, 1999 (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

       1.21 Amendment No. 20 to Master Trust Agreement dated August 7, 2000 (incorporated by reference from Post-Effective Amendment No. 47 dated September 1, 2000)

       1.22 Form of Amendment No. 21 to Master Trust Agreement dated October 27, 2000 (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

(b)    1.1    Bylaws dated August 8, 1984 (incorporated by reference to Item
              24(b)(2) filed under Post-Effective Amendment No. 38 dated
              February 24, 1998)

(c)    1.1    Form of Shares of Beneficial Interest for the Equity I, Equity II,
              Equity III, Fixed Income I, Fixed Income II, International and
              Money Market Funds (incorporated by reference to Item 24(b)(4)(a) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

       1.2 Form of Shares of Beneficial Interest for the Diversified Equity, Special Growth, Equity Income, Diversified Bond, Volatility Constrained Bond, International Securities, Limited Volatility Tax Free and U.S. Government Money Market Funds (incorporated by reference to Item 24(b)(4)(b) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

       1.3 Form of Shares of Beneficial Interest for the Quantitative Equity, Equity Q and Tax Free Money Market Funds (incorporated by reference to Item 24(b)(4)(c) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

       1.4 Form of Shares of Beneficial Interest for the Real Estate Securities Fund (incorporated by reference to Item 24(b)(4)(d) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

(d)    1.1    Advisory Agreement with Frank Russell Investment Management
              Company dated January 1, 1999 (incorporated by reference to Item
              23(4)(a)(1) filed under Post-Effective Amendment No. 42 dated
              February 28, 1999)

       1.2 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Advisory Agreement (incorporated by reference to Item 23(4)(a)(2) filed under Post-Effective Amendment No. 44 dated September 2,
              1999)

       1.3 Form of Letter Agreement adding Select Growth Fund and Select Value Fund to the Advisory Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

       2.1 Service Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1987 (incorporated by reference to Item 24(b)(5)(b)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

       2.2 Letter Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1989 adding Real Estate Securities Fund to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

       2.3 Amendment No. 1 to Service Agreement dated July 1, 1992 with Frank Russell Company and Frank Russell Investment Management Company changing services and fees (incorporated by reference to Item 24(b)(5)(b)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

       2.4 Letter Agreement dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(4) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

       2.5 Amendment No. 2 to the Service Agreement dated August 1995 with Frank Russell Company and Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(5)(b)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

       2.6 Letter Agreement dated March 14, 1996 with State Street Bank and Trust Company for development of a Tax Accounting System (incorporated by reference to Item 24(b)(5)(b)(7) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

       3.1 Yield Calculation Services Agreement dated August 2, 1988 with State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

       3.2 Letter Agreement to the Yield Calculation Services Agreement dated May 1, 1989 adding the Real Estate Securities Fund (incorporated by reference from Post-Effective Amendment No. 46 dated April 27,
              2000)

       3.3 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and Multistrategy Bond Funds (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

       3.4 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and Multistrategy Bond Funds (incorporated by reference from Post-Effective Amendment No. 46 April 27, 2000)

       3.5 Letter Agreement to the Yield Calculation Services Agreement dated April 12, 1996 adding the Equity T Fund (later renamed the Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(5)(b)(6) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

       3.6 Letter Agreement to the Yield Calculation Services Agreement dated January 28, 1997 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(5)(b)(8) filed under Post-Effective Amendment No. 36 dated February 13,
              1997)

       3.7 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Class C Shares as Class E Shares and the existing shares of Institutional Funds to Class I Shares (incorporated by reference to

              Item 23(4)(b)(9) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

       3.8 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(4)(b)(10) filed under Post-Effective Amendment No. 42 dated February 18,
              1999)

       3.9 Form of Letter Agreement to the Yield Calculation Services Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(4)(b)(11) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

       3.10 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

       3.11 Form of Letter Agreement to the Yield Calculation Services Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

       4.1 Form of Portfolio Management Contract, as amended, with Money Managers and Frank Russell Investment Management Company (incorporated by reference to Item 23(4)(c)(3) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

       5.1 Administrative Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(d)(1) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

       5.2 Form of Letter Agreement to the Administrative Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds. (incorporated by reference to Item 23(4)(d)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

       5.3 Form of Letter Agreement to the Administrative Agreement adding Select Growth Fund and Select Value Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30,
              2000)

(e)    1.1    Distribution Agreement with Russell Fund Distributors, Inc. dated
              January 1, 1999 due to change in control (incorporated by reference to Item 23(5)(a)(16) filed under Post-Effective
              Amendment No. 42 dated February 18, 1999)

       1.2 Letter Agreement to the Distribution Agreement with Russell Fund Distributors adding Class C Shares of Short Term Bond Fund and Class C and E Shares of Tax Exempt Bond Fund (incorporated by reference to Post-Effective Amendment No. 42 dated February 18,
              1999)

       1.3 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Distribution Agreement. (incorporated by reference to Item 23(5)(a)(8) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

       1.4 Form of Letter Agreement to the Distribution Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

       1.5 Form of Letter Agreement to the Distribution Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

(f)    1.1    Bonus or Profit Sharing Plans (none)

(g)    1.1    Custodian Contract with State Street Bank and Trust Company dated
              October 31, 1988 (incorporated by reference to Item 24(b)(8)(a)
              filed under Post-Effective Amendment No. 38 dated February 24,
              1998)

       1.2 Letter Agreement dated May 1, 1989 adding Real Estate Securities Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

       1.3 Letter Agreement dated August 24, 1992 adding Fixed Income III and Multistrategy Bond Funds to the Custodian Contract (incorporated by reference to Item 24(b)(8)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

       1.4 Letter Agreement dated October 27, 1992 adding Emerging Markets Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(d) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

       1.5 Amendment No. 1 to Custodian Contract dated January 31, 1994 with State Street Bank and Trust Company amending Section 3.5 of the Agreement (incorporated by reference to Item 24(b)(8)(e) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

       1.6 Form of Amendment to Custodian Contract with State Street Bank and Trust Company amending Sections 2.2 and 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

       1.7 Amendment dated October 31, 1998 to the Custodian Contract with State Street Bank amending Section 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(g) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

       1.8 Amendment to the Fee Schedule of the Custodian Contract with State Street Bank and Trust Company (incorporated by reference to Item 24(b)(8)(h) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

       1.9 Amendment to the Custodian Contract dated August 11, 1995 with State Street Bank and Trust Company for addition of Omnibus accounts (incorporated by reference to Item 24(b)(8)(i) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

       1.10 Amendment to the Custodian Contract dated April 18, 1994 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for all Funds except the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(j) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

       1.11 Amendment to the Custodian Contract dated August 7, 1995 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(k) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

       1.12 Amendment to the Custodian Contract dated April 12, 1996 with State Street Bank and Trust Company adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) (incorporated by reference to
              Item 24(b)(8)(l) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

       1.13 Amendment to the Custodian Contract dated January 28, 1997 with State Street Bank and Trust Company adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(8)(m) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

     1.14 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(7)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.15 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding the Select Growth Fund and the Select Value Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

(h)  1.1     Transfer and Dividend Disbursing Agency Agreement dated April 1,
             1988 with Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(9)(a)(1) filed under Post-Effective
             Amendment No. 38 dated February 24, 1998)

     1.2 Letter Agreement and Amended Schedule A dated May 1, 1989 adding Real Estate Securities Fund to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(2) filed under Post-Effective Amendment No. 38 dated February 24,
             1998)

     1.3 Letter Agreement and Amended Schedule A dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.4 Letter Agreement and Amended Schedule A dated August 11, 1995 adding omnibus accounts to the Transfer Agency and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(4) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.5 Letter Agreement dated April 10, 1996 adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.6 Letter Agreement and Amended Schedule A dated November 5, 1996 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(6) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

     1.7 Form of Letter Agreement and Amended Schedule to Transfer and Dividend Disbursing Agreement redesignating Class C Shares as Class E Shares and the existing shares of the Institutional Funds as Class I Shares (incorporated by reference to Item 23(8)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     1.8 Letter Agreement to Transfer and Dividend Disbursing Agreement dated December 1, 1998 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(5)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     1.9 Form of Letter Agreement to Transfer and Dividend Disbursing Agency Agreement for reimbursement for lost shareholder search expenses (incorporated by reference to Item 23(8)(a)(9) filed under Post-Effective Amendment No. 43 dated April 16, 1999)

     1.10 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 23(8)(a)(10) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.11 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.12 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

     1.13 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     2.1 General forms of Frank Russell Investment Management Company's Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.2 General forms of Frank Russell Investment Management Company's Asset Management Services Agreement with its clients (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.3 General form of Frank Russell Investment Management Company's Asset Management Services Agreement with Private Investment Consulting clients of Frank Russell Company (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.4 General Form of Frank Russell Investment Management Company Asset Management Services Agreement with non-compete clause customers (incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     4.1 Letter Agreements regarding fee waivers & reimbursements (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     5.1 Credit Agreement dated as of December 30, 1999 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      6.1 Form of Revised Shareholder Servicing Plan (incorporated by reference to Post-Effective Amendment No. 47 dated September 1,
             2000)

(i)   1.1    Opinion and Consent of Counsel

(j)   1.1    Other Opinions - Consent of Independent Accountants (to be filed by amendment)

      1.2 Limited Powers of Attorney of Frank Russell Investment Company Trustees dated October 27, 2000 with respect to Amendment No. 49 to the SEC Registration Statement of Frank Russell Investment Company (incorporated by reference to Post-Effective Amendment No. 49 dated October 30, 2000)

(k)   1.1    Financial Statements omitted from Item 22 (none)

(l)   1.1    Agreement dated October 5, 1981 related to Initial Capital provided by Frank Russell Company (incorporated by reference to Item
             24(b)(13) filed under Post-Effective Amendment No. 38 dated
             February 24, 1998)

(m)   1.1    Form of revised Rule 12b-1 Distribution Financing Plan
             (incorporated by reference to Post-Effective Amendment No. 47 dated
             September 1, 2000)

(n)   1.1    Financial Data Schedule (none)

(o)   1.1    Form of Revised Multiple Class Plan Pursuant to Rule 18f-3
             (incorporated by reference to Post-Effective Amendment No, 48 dated
             October 19, 2000)

(p)   Codes of Ethics of the following information advisors and sub-advisors:

      1.1 Frank Russell Investment Management Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27,
             2000)
      1.2 AEW Capital Management, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.3 Alliance Capital Management L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.4    Barclays Global Fund Advisors N.A. (incorporated by reference from
             Post-Effective Amendment No. 46 dated April 27, 2000)
      1.5    BlackRock Financial Management (incorporated by reference from
             Post-Effective Amendment No. 46 dated April 27, 2000)
      1.6 The Boston Company Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.7 CapitalWords International Partners (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.8 Cohen & Steers (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

   1.9 David J. Greene & Company, LLC (incorporated by reference from Post-Effective Amendment No. 48 dated October 19, 2000)
   1.10 Delaware International Advisors Limited (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.11 Delphi Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.12 Driehaus Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)
   1.13 Equinox Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.14 Fidelity Management Trust Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.15 Foreign & Colonial Emerging Markets Limited (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.16 Franklin Portfolio Associates LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.17   Fuller & Thaler Asset Management, Inc.
   1.18 Geewax, Terker & Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.19 Genesis Asset Managers, LTd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.20 GlobeFlex Capital, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.21   Iridian Asset Management LLC
   1.22 Jacobs Levy Equity Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.23 J.P. Morgan Investment Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.24 Lazard Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.25 Lincoln Capital Management Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.26 Marsico Capital Management, LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.27 Marvin & Palmer Associates, Inc. (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)
   1.28 Mastholm Asset Management, LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.29   Merganser Capital Management LP
   1.30 MFS Institutional Advisors, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.31 Miller, Anderson & Sherrerd, LLP (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.32 Montgomery Asset Management LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.33 Nicholas Applegate Capital Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.34 Oechsle International Advisors, LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
   1.35 Pacific Investment Management Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

   1.36 Peachtree Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

   1.37 Schroders Capital Management International Limited (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

   1.38 Security Capital Global Capital Management Group (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

   1.39 Sirach Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

   1.40 Standish, Ayer & Wood, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

   1.41 STW Fixed Income Management Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

   1.42 Strong Capital Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

   1.43 Suffolk Capital Management Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

   1.44   Systematic Financial Management, L.P.

   1.45   TCW Asset Management Co.

   1.46 TimesSquare Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 47 dated October 19, 2000)

   1.47 Turner Investment Partners (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

   1.48 Weiss, Peck & Greer, L.L.C. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

   1.49 Westpeak Investment Advisors, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Frank Russell Investment Company has duly caused this Post Effective Amendment No. 50 to its Registration Statements to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Tacoma, and State of Washington, on this 12th day of January, 2001.

                              FRANK RUSSELL INVESTMENT COMPANY
                              --------------------------------
                                         Registrant

                              By: /s/ Lynn L. Anderson
                                  ----------------------------
                                  Lynn L. Anderson, Trustee and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on January 12, 2001.


Signatures                                 Title
----------                                 -----

/s/ Lynn L. Anderson                       Trustee and President,
--------------------------------
Lynn L. Anderson                           in his capacity as
                                           Chief Executive Officer

/s/ Mark E. Swanson                        Treasurer, in his capacity
--------------------------------
Mark E. Swanson                            as Chief Accounting Officer


/s/ Paul E. Anderson*                      Trustee
--------------------------------
Paul E. Anderson


/s/ Paul Anton, PhD*                       Trustee
--------------------------------
Paul Anton, PhD


/s/ William E. Baxter*                     Trustee
--------------------------------
William E. Baxter


/s/ Kristianne Blake*                      Trustee
--------------------------------
Kristianne Blake


/s/ Lee C. Gingrich*                       Trustee
--------------------------------
Lee C. Gingrich


/s/ Eleanor W. Palmer*                     Trustee
--------------------------------
Eleanor W. Palmer

/s/ Raymond P. Tennison, Jr.*              Trustee
--------------------------------
Raymond P. Tennison, Jr.


By: /s/ Gregory J. Lyons                   Assistant Secretary
    ----------------------------
    Gregory J. Lyons

* Original Powers of Attorney authorizing the President, the Treasurer, any Assistant Treasurer, the Secretary or any Assistant Secretary, and each of them singly to sign this Amendment on behalf of each member of the Board of Trustees of Frank Russell Investment Company which are incorporated by reference from Exhibit (j)1.4 of Post-Effective Amendment No. 49.

                                 EXHIBIT INDEX
                                 -------------

------------------------------------------------------------------------------
         Name of Exhibit                                 Exhibit Number
         ---------------                                 --------------
------------------------------------------------------------------------------
 Opinion and Consent of Counsel                               (i)1.1
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 Consent of Independent Accountants                  to be filed by amendment
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 Code of Ethics of Fuller & Thaler Asset                      (p)1.17
 Management, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 Code of Ethics of Iridian Asset                              (p)1.21
 Management LLC
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 Code of Ethics of Merganser Capital                          (p)1.29
 Management LP
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 Code of Ethics of Systematic Financial                       (p)1.44
 Management, L.P.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 Code of Ethics of TCW Asset Management Co.                   (p)1.45
------------------------------------------------------------------------------

                       FRANK RUSSELL INVESTMENT COMPANY

                               FILE NO. 2-71299
                               FILE NO. 811-3153
                               -----------------

                                   EXHIBITS
                                   --------

                           Listed in Part C, Item 23
                      To Post-Effective Amendment No. 50
                             and Amendment No. 50
                                      to
                      Registration Statement on Form N-1A
                                     Under
                            Securities Act of 1933
                                      and
                        Investment Company Act of 1940